Share Based Payments - Equity Incentive Plan - Non-vested Share Awards	6 Months Ended
Jun. 30, 2014
Share Based Payments - Equity Incentive Plan - Non-vested Share Awards [Abstract]
Share Based Payments - Equity Incentive Plan - Non-vested Share Awards

11. Share Based Payments - Equity incentive plan - Non-vested share awards

A summary of the activity for non-vested share awards for the six months ended June 30, 2014, is as follows:

	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2013	339,000	$4.75
Granted	32,000	6.67
Non vested, June 30, 2014	371,000	$4.99

The remaining unrecognized compensation cost amounting to $1,180,616 as of June 30, 2014, is expected to be recognized over the remaining weighted average period of 0.9 years, according to the contractual terms of those non-vested share awards.